K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

Ndenisarya M. Bregasi
D 202.778.9021
F 202.778.9100
August 9, 2013	Ndenisarya.Bregasi@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)

Legg Mason BW Global High Yield Fund – Class A, Class C, Class FI, and Class R

Post-Effective Amendment No. 62 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended ( “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (“PEA 62”) on behalf of Legg Mason BW Global High Yield Fund (the “Fund”). PEA 62 includes the prospectus (“Prospectus”), statement of additional information (“SAI”) and certain other exhibits of the Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The purpose of PEA 62 is to add Class A shares, Class C shares, Class FI shares, and Class R shares, “New Classes”, to the Fund, to be effective as of October 8, 2013. PEA 62 is not intended to affect the prospectus or statement of additional information of any previously registered Class of the Fund not affected by the filing or any Class of any of the previously registered series of the Registrant not listed in the filing.

The Prospectus and SAI included in this filing include disclosure regarding multiple classes of shares, however, this registration statement relates only to Class A, Class C, Class FI, and Class R for the Fund. Other than with respect to disclosure regarding the New Classes, the form and text of the Prospectus and SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 39 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class I and Class IS shares of the Fund (Accession No. 0000898432-12-000515) (April 23, 2012).

The Class A, Class C, Class FI, and Class R Disclosure contained in the Prospectus and SAI is substantially the same as the Class A, Class C, Class FI, and Class R Disclosure for Legg Mason BW Global Opportunities Bond Fund, a series of Legg Mason Global Asset Management Trust, contained in its currently effective registration statement reviewed by the staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 30 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class I and Class IS of Legg Mason BW Global Opportunities Bond Fund (0001193125-12-052097) (February 10, 2012).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 62. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 62 become effective on October 8, 2013. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by September 13, 2013. This will assist the Registrant in keeping to its expected commencement of operations date for the new class and summary prospectus printing schedule.

Please contact me at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Ndenisarya M. Bregasi

Ndenisarya M. Bregasi